SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Director fees	$ 148,914	$ 153,667	$ 452,154	$ 368,891
Salaries	300,836	318,237	842,436	717,794
Share-based payments	375,619	994,631	906,498	1,631,291
Total	$ 825,369	$ 1,466,535	$ 2,201,088	$ 2,717,976